SUMMARY SECTION
Investment Objective
To achieve capital appreciation by investing in equity securities and derivatives of domestic and foreign corporations.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Distribution of Fund Shares"
on page 20 of the Fund's prospectus and in the section entitled "Purchase and
Redemption of Shares" on page 38 of the Fund's Statement of Additional
Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Core Equity Fund (USD $)		Core Equity Fund - A	Core Equity Fund - C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, as applicable)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions		none	none
Maximum Account Maintenance Fee		60	60
[1]	May be applied to redemptions within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Equity Fund		Core Equity Fund - A	Core Equity Fund - C
Management Fees		1.00%	1.00%
Distribution (Rule 12b-1) Fees		0.25%	1.00%
Other Expenses		0.48%	0.48%
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.76%	2.51%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

Example.
The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Core Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Equity Fund - A	744	1,098	1,476	2,533
Core Equity Fund - C	357	783	1,338	2,850

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Core Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Core Equity Fund - A	744	1,098	1,476	2,533
Core Equity Fund - C	255	783	1,338	2,850

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Principal Investment Strategies
We will seek to achieve the Fund's objective by purchasing and holding primarily equity securities and derivatives of both foreign and domestic companies. We practice quantitative techniques in the selection of stocks using a computer screening process to assist us in finding investment opportunities.

Qualitative factors are considered in investment selection, but their influence is usually minimal. The Fund is "non-diversified," meaning that it has the ability to invest a larger percentage of its overall assets in any one stock than do "diversified" funds.

We seek capital appreciation by investing in companies that we believe are undervalued, which could include small, medium or large capitalization companies, as well as derivatives relating to domestic and foreign corporations.

Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities or common stocks that we deem to be undervalued and which have characteristics we deem will likely cause those stocks to appreciate in the near future. Such characteristics include the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts' expectations, earnings surprises and other characteristics we deem may impact the appreciation of stocks. The Fund's policy of investing in equity securities may only be changed upon 60 days' prior notice to shareholders. The Fund has historically held little cash and been fully invested in stocks.

Empiric Advisors, Inc. (the "Advisor") seeks to control risk by diversifying the
Fund's assets among numerous sectors and asset classes. The Fund may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying portfolio securities or the equity markets generally. Derivative instruments in which the Fund may invest generally include options, futures contracts, options on futures contracts or exchange-traded funds, and the Fund may engage in short sales and repurchase agreements. For example, the Fund typically uses options to hedge certain risks, such as portfolio, market or interest rate risks, and when the Advisor believes such options would be more efficient in capturing anticipated underlying returns.

The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

We consider the effects of higher turnover when evaluating short-term investments. We will invest the Fund primarily in common equities listed on the major U.S. Stock exchanges, including ADRs, or securities convertible into common stocks. Up to 33% of the Fund's investment portfolio may include companies traded on foreign exchanges. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
· General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in our Fund.
· Market Risk. Market risk involves the possibility that the Fund's investments in equity securities will decline because of falls in the stock market, reducing the value of individual company's stocks regardless of the success or failure of an individual company's operations.
· Equity Securities Risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
· Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
· Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the
Fund's portfolio.
· Non-Diversification Risk. The Fund is "non-diversified." It may therefore make a greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer. This could affect the value of your investment. It may also increase the volatility of the Fund's share price, as compared to a diversified fund.
· Foreign Securities Risk. Foreign securities can be more volatile than domestic
(U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments.
· Derivatives Risk. The Fund may buy or sell a variety of "derivative"
instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund's use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.
· Short Sales Risk. The risk of loss if the value of a security sold short increases prior to the scheduled delivery date because the Fund must pay more for the security than it has received from the purchaser in the short sale.
· Options Risk. There are risks that option writing strategies the Fund uses will not be successful due to market behavior or unexpected events. In buying call and put options, the Fund may forego its investment should the options fail to reach their strike prices before expiration. In selling call options, the
Fund receives a premium, but may forego appreciation of the underlying security. In selling put options, the Fund receives a premium, but may have the underlying security put to the Fund, at a price greater than its then current market value.
· Portfolio Turnover Risk. The Fund may make changes in its portfolio consistent with the Fund's policies when we believe doing so is in the best interest of the
Fund. We anticipate Fund turnover to be considerably higher than that of comparable funds. High turnover may increase transaction costs, increase taxable gains and negatively affect performance. A high rate of portfolio turnover is
100% or more. We consider the effects of higher turnover when evaluating short-term investments.

Performance
The bar chart and table below illustrate the variability of the Fund's returns and the risks of investing. The bar chart shows how performance of the Fund's
Class A shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. The performance of Class C shares will differ due to differences in expenses. The table compares the Fund's performance to that of a broad-based market index. The Fund's performance, before and after taxes, is not a prediction of future results. Updated performance is available on the Fund's website at www.empiricfunds.com and by calling 1-888-839-7424.

Calendar Year Total Returns Class A

During the period of time shown in the bar chart, the Fund's best and worst quarters are shown below.

Best Quarter: (second quarter, 2003) 35.41%
Worst Quarter: (third quarter, 2008) -21.83%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the
Fund's operating expenses. After tax returns are shown only for the Fund's Class
A shares and after-tax returns for Class C shares will vary.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Core Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
S&P 500 index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.12%	Oct 7, 2005
Core Equity Fund - A	Class A Return Before Taxes	(5.81%)	(0.01%)	8.34%
Core Equity Fund - A After Taxes on Distributions	Class A Return After Taxes on Distributions	(5.81%)	(0.70%)	7.97%
Core Equity Fund - A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and on Sale of Fund Shares	(3.78%)	0.11%	7.48%
Core Equity Fund - C	Class C Return Before Taxes	(1.82%)	0.42%		1.10%	Oct 7, 2005

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	EMPIRIC FUNDS, INC
Central Index Key	dei_EntityCentralIndexKey	0001000069
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
To achieve capital appreciation by investing in equity securities and derivatives of domestic and foreign corporations.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Fund. More information about these and other discounts is available from your financial professional and in the section entitled "Distribution of Fund Shares"
on page 20 of the Fund's prospectus and in the section entitled "Purchase and
Redemption of Shares" on page 38 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
We will seek to achieve the Fund's objective by purchasing and holding primarily equity securities and derivatives of both foreign and domestic companies. We practice quantitative techniques in the selection of stocks using a computer screening process to assist us in finding investment opportunities.

Qualitative factors are considered in investment selection, but their influence is usually minimal. The Fund is "non-diversified," meaning that it has the ability to invest a larger percentage of its overall assets in any one stock than do "diversified" funds.

We seek capital appreciation by investing in companies that we believe are undervalued, which could include small, medium or large capitalization companies, as well as derivatives relating to domestic and foreign corporations.

Under normal circumstances, the Fund invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities or common stocks that we deem to be undervalued and which have characteristics we deem will likely cause those stocks to appreciate in the near future. Such characteristics include the sector or industry the company is in, certain ratios of the company such as return-on-equity or margins, the size of the company, past and future growth of the company, analysts' expectations, earnings surprises and other characteristics we deem may impact the appreciation of stocks. The Fund's policy of investing in equity securities may only be changed upon 60 days' prior notice to shareholders. The Fund has historically held little cash and been fully invested in stocks.

Empiric Advisors, Inc. (the "Advisor") seeks to control risk by diversifying the
Fund's assets among numerous sectors and asset classes. The Fund may engage in derivative transactions for any purpose consistent with its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, or other financial instrument. For example, the Fund may use derivatives to hedge its exposure to volatility with respect to underlying portfolio securities or the equity markets generally. Derivative instruments in which the Fund may invest generally include options, futures contracts, options on futures contracts or exchange-traded funds, and the Fund may engage in short sales and repurchase agreements. For example, the Fund typically uses options to hedge certain risks, such as portfolio, market or interest rate risks, and when the Advisor believes such options would be more efficient in capturing anticipated underlying returns.

The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

We consider the effects of higher turnover when evaluating short-term investments. We will invest the Fund primarily in common equities listed on the major U.S. Stock exchanges, including ADRs, or securities convertible into common stocks. Up to 33% of the Fund's investment portfolio may include companies traded on foreign exchanges. The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
· General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in our Fund.
· Market Risk. Market risk involves the possibility that the Fund's investments in equity securities will decline because of falls in the stock market, reducing the value of individual company's stocks regardless of the success or failure of an individual company's operations.
· Equity Securities Risks. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions, which tend to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
· Large Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
· Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the
Fund's portfolio.
· Non-Diversification Risk. The Fund is "non-diversified." It may therefore make a greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer. This could affect the value of your investment. It may also increase the volatility of the Fund's share price, as compared to a diversified fund.
· Foreign Securities Risk. Foreign securities can be more volatile than domestic
(U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund's investments.
· Derivatives Risk. The Fund may buy or sell a variety of "derivative"
instruments (for example, options, futures or index-based instruments) in order to gain exposure to particular securities or markets, in connection with hedging transactions and to increase total return. The Fund's use of derivative instruments involves the risk that such instruments may not work as intended due to unanticipated developments in market conditions or other causes.
· Short Sales Risk. The risk of loss if the value of a security sold short increases prior to the scheduled delivery date because the Fund must pay more for the security than it has received from the purchaser in the short sale.
· Options Risk. There are risks that option writing strategies the Fund uses will not be successful due to market behavior or unexpected events. In buying call and put options, the Fund may forego its investment should the options fail to reach their strike prices before expiration. In selling call options, the
Fund receives a premium, but may forego appreciation of the underlying security. In selling put options, the Fund receives a premium, but may have the underlying security put to the Fund, at a price greater than its then current market value.
· Portfolio Turnover Risk. The Fund may make changes in its portfolio consistent with the Fund's policies when we believe doing so is in the best interest of the
Fund. We anticipate Fund turnover to be considerably higher than that of comparable funds. High turnover may increase transaction costs, increase taxable gains and negatively affect performance. A high rate of portfolio turnover is
100% or more. We consider the effects of higher turnover when evaluating short-term investments.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual fund investments, loss of money is a risk of investing.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is "non-diversified." It may therefore make a greater investment in a single issuer than a diversified fund, which could make the Fund more susceptible to financial, economic or market events impacting such issuer. This could affect the value of your investment. It may also increase the volatility of the Fund's share price, as compared to a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below illustrate the variability of the Fund's returns and the risks of investing. The bar chart shows how performance of the Fund's
Class A shares (the Class with the longest period of annual returns) has varied from year to year and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A shares would be less than those shown below. The performance of Class C shares will differ due to differences in expenses. The table compares the Fund's performance to that of a broad-based market index. The Fund's performance, before and after taxes, is not a prediction of future results. Updated performance is available on the Fund's website at www.empiricfunds.com and by calling 1-888-839-7424.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the variability of the Fund's returns and the risks of investing.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-839-7424
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.empiricfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance, before and after taxes, is not a prediction of future results.
Annual Return, Caption	rr_AnnualReturnCaption	Calendar Year Total Returns Class A
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Fund's best and worst quarters are shown below.

Best Quarter: (second quarter, 2003) 35.41%
Worst Quarter: (third quarter, 2008) -21.83%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for the Fund's Class A shares and after-tax returns for Class C shares will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the
Fund's operating expenses. After tax returns are shown only for the Fund's Class
A shares and after-tax returns for Class C shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Core Equity Fund | Core Equity Fund - A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCAX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Maintenance Fee	rr_MaximumAccountFee	60
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	744
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,533
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	744
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,098
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,533
Annual Return 2001	rr_AnnualReturn2001	20.46%
Annual Return 2002	rr_AnnualReturn2002	(18.55%)
Annual Return 2003	rr_AnnualReturn2003	72.20%
Annual Return 2004	rr_AnnualReturn2004	17.63%
Annual Return 2005	rr_AnnualReturn2005	12.20%
Annual Return 2006	rr_AnnualReturn2006	11.03%
Annual Return 2007	rr_AnnualReturn2007	15.04%
Annual Return 2008	rr_AnnualReturn2008	(35.13%)
Annual Return 2009	rr_AnnualReturn2009	28.05%
Annual Return 2010	rr_AnnualReturn2010	(0.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.83%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.34%
Core Equity Fund | Core Equity Fund - A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.97%
Core Equity Fund | Core Equity Fund - A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and on Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.48%
Core Equity Fund | Core Equity Fund - C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EMCCX
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Maintenance Fee	rr_MaximumAccountFee	60
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	357
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,338
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,850
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	783
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,338
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,850
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2005
Core Equity Fund | S&P 500 index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 7, 2005

[1]	May be applied to redemptions within one year of purchase.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.